Details of the Statements of Profit or Loss and Other Comprehensive Income (Revenues) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Revenues
Revenues from the sale of solar electricity	€ 13,069	€ 12,593	€ 13,150
Revenues from the sale of gas and power produced by anaerobic digestion plants	4,786	4,483	303
Revenues from concessions project	1,133	1,041	183
Total Revenues	€ 18,988	€ 18,117	€ 13,636